Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jan. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 17,353	€ 17,289
Less current installments	(5,200)	(5,806)
Long-term borrowings	12,153	11,483
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	3,563	2,344
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		116
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		3,215
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	2,358	3,451
1.5% fixed long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	298	345
0.21% fixed long-term debt with final payment due December 2034 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	6,799	2,916
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	1,135	864
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings	€ 3,200	4,000		€ 4,000
0.055 Fixed Long-Term Debt With Final Payment Due December 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term borrowings		€ 38	€ 38